PREPAYMENTS AND OTHER ASSETS (Details) $ in Thousands	12 Months Ended
	Dec. 31, 2015 USD ($)	Dec. 31, 2015 CNY (¥)	Dec. 31, 2014 CNY (¥)	Dec. 31, 2015 CNY (¥)
Prepayments and other current assets
VAT prepayments	$ 18,933			¥ 122,645,000
Other receivables from advertisers and payment service providers	15,720		¥ 64,905,000	101,829,000
Advances to employees	1,890		14,254,000	12,246,000
Prepaid deposits	1,685		21,179,000	10,915,000
Prepaid employees compensation	817		6,716,000	5,292,000
Deferred cost	756		4,061,000	4,894,000
Entrusted loan to a third party	463			3,000,000
Loans to investors of an equity investee	427		2,765,000	2,765,000
Entrusted loan to an investor of an equity investee			4,000,000
Others	2,486		6,312,000	16,105,000
Total	55,363		180,029,000	358,631,000
Provision for doubtful accounts	2,057	¥ 13,326,000	3,230,000
Reversal of impairment			72,000
Interest rate			5.00	5.00
Movement of the allowance for doubtful debts
Balance at the beginning of the year	499	3,230,000	72,000
Charged to general and administrative expenses	2,057	13,326,000	3,230,000
Balance at the end of the year	2,716	17,592,000	3,230,000
Other non-current assets
Compensation to key employees and other expenses	682		9,049,000	4,417,000
Rental deposits	2,649		9,855,000	17,166,000
Investment prepayments (ii)			30,476,000
Total	3,924		55,197,000	25,422,000
Other Noncurrent Assets
Prepayments and other current assets
Provision for doubtful accounts	272	1,759,000
Loans	427			2,765,000
Movement of the allowance for doubtful debts
Charged to general and administrative expenses	272	1,759,000
Entrusted Loan Receivable
Prepayments and other current assets
Provision for doubtful accounts	697	4,516,000	1,284,000
Movement of the allowance for doubtful debts
Balance at the beginning of the year	1,612	10,444,000	11,160,000
Charged to general and administrative expenses	697	4,516,000	1,284,000
Reversal	(772)	(5,000,000)	(2,000,000)
Foreign exchange effect	2	10,000
Balance at the end of the year	1,539	9,970,000	10,444,000
Loans Receivable
Other non-current assets
Staff loan receivables	166		3,052,000	1,074,000
Third Party
Prepayments and other current assets
Provision for doubtful accounts	267	1,730,000
Movement of the allowance for doubtful debts
Charged to general and administrative expenses	267	1,730,000
Third Party | Entrusted Loan Receivable
Prepayments and other current assets
Receivables from employees	4,466		27,899,000	28,928,000
Provision for doubtful accounts			5,000,000
Movement of the allowance for doubtful debts
Charged to general and administrative expenses			5,000,000
Supplier
Prepayments and other current assets
Provision for doubtful accounts	1,000	6,481,000
Movement of the allowance for doubtful debts
Charged to general and administrative expenses	1,000	¥ 6,481,000
Supplier | Entrusted Loan Receivable
Prepayments and other current assets
Provision for doubtful accounts			5,444,000
Movement of the allowance for doubtful debts
Charged to general and administrative expenses			5,444,000
Investor Of An Equity Investee | Entrusted Loan Receivable
Prepayments and other current assets
Prepaid expenses	3,725		11,692,000	24,133,000
Investor Of An Equity Investee | Entrusted Loan Due June 2015
Prepayments and other current assets
Loans	$ 617			4,000,000
Discount rate for market interest rate (as percent)	10.00%	10.00%
Investor Of An Equity Investee | Loans Receivable
Prepayments and other current assets
Advance to suppliers	$ 3,995		16,246,000	25,879,000
Loans	$ 854			5,530,000
Discount rate for market interest rate (as percent)	10.00%	10.00%
Loan to related party repayment term	4 years	4 years
Other non-current assets
Loans to investors of an equity investee	$ 427		¥ 2,765,000	2,765,000
Suzhou JDD
Other non-current assets
Compensation to key employees and other expenses	214			1,385,000
Youloft HK
Other non-current assets
Compensation to key employees and other expenses	$ 427			¥ 2,763,000